SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [abstract]
Network and IT costs	$ 506	$ 503	$ 491
Personnel costs	416	411	361
Customer associated costs	386	347	413
Losses on receivables	14	28	14
Taxes, other than income taxes	74	30	50
Other	250	214	197
Total selling, general and administrative expenses	$ 1,646	$ 1,533	$ 1,526	[1]

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10